Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Changes to Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Goodwill [Roll Forward]
Carrying amount as of beginning of period	$ 569	$ 559	$ 618
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(5)	10	(2)
Goodwill, Purchase Accounting Adjustments	899
Carrying amount as of end of period	$ 1,463	$ 569	$ 559